UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04873
                                                   --------------

                             The Gabelli Growth Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              --------------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

THE GABELLI GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------

             COMMON STOCKS -- 97.9%
             CONSUMER DISCRETIONARY -- 13.3%
             AUTO & COMPONENTS -- 0.9%
    210,000  Harley-Davidson Inc. .........    $ 12,129,600
                                               ------------
             MEDIA -- 3.9%
    162,500  McGraw-Hill Companies Inc. ...      14,178,125
    600,000  News Corp., Cl. B ............      10,566,000
  1,470,000  Time Warner Inc.+ ............      25,798,500
                                               ------------
                                                 50,542,625
                                               ------------
             RETAIL -- 8.5%
    370,000  Bed Bath & Beyond Inc.+ ......      13,519,800
    155,000  Best Buy Co. Inc. ............       8,371,550
    255,000  Cheesecake Factory Inc.+ .....       9,039,750
    280,000  Coach Inc.+ ..................      15,856,400
    180,000  Costco Wholesale Corp. .......       7,952,400
    140,000  Starbucks Corp.+ .............       7,232,400
    280,000  Target Corp. .................      14,005,600
    321,577  The Home Depot Inc. ..........      12,297,104
    653,400  Tiffany & Co. ................      22,555,368
                                               ------------
                                                110,830,372
                                               ------------
             TOTAL CONSUMER DISCRETIONARY .     173,502,597
                                               ------------
             CONSUMER STAPLES -- 11.4%
    510,000  PepsiCo Inc. .................      27,045,300
    505,000  Procter & Gamble Co. .........      26,765,000
    485,000  Sysco Corp. ..................      17,363,000
    540,000  Wal-Mart Stores Inc. .........      27,059,400
    660,000  Walgreen Co. .................      29,317,200
    210,000  Whole Foods Market Inc. ......      21,447,300
                                               ------------
             TOTAL CONSUMER STAPLES .......     148,997,200
                                               ------------
             ENERGY -- 8.2%
     90,000  Anadarko Petroleum Corp. .....       6,849,000
    226,000  Apache Corp. .................      13,837,980
    110,000  BP plc, ADR ..................       6,864,000
    265,000  Burlington Resources Inc. ....      13,268,550
    170,000  Devon Energy Corp. ...........       8,117,500
    140,000  Murphy Oil Corp. .............      13,822,200
    190,000  Occidental Petroleum Corp. ...      13,522,300
    190,000  Schlumberger Ltd. ............      13,391,200
    180,000  Suncor Energy Inc. ...........       7,237,800
    190,000  Transocean Inc.+ .............       9,777,400
                                               ------------
             TOTAL ENERGY .................     106,687,930
                                               ------------
             FINANCIAL -- 8.2%
    225,000  American Express Co. .........      11,558,250
    680,000  Citigroup Inc. ...............      30,559,200
    115,000  Goldman Sachs Group Inc. .....      12,648,850
    365,000  Merrill Lynch & Co. Inc. .....      20,659,000
    300,900  Northern Trust Corp. .........      13,071,096
    428,800  State Street Corp. ...........      18,747,136
                                               ------------
             TOTAL FINANCIAL ..............     107,243,532
                                               ------------


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             HEALTH CARE -- 20.9%
             HEALTH CARE EQUIPMENT & SERVICES -- 12.1%
    150,000  Alcon Inc. ...................    $ 13,393,500
    180,000  Biomet Inc. ..................       6,534,000
    390,000  Caremark Rx Inc.+ ............      15,514,200
    280,000  Edwards Lifesciences Corp.+ ..      12,101,600
     70,000  Express Scripts Inc.+ ........       6,103,300
    100,000  Fisher Scientific International
              Inc.+ .......................       5,692,000
     70,000  IDEXX Laboratories Inc.+ .....       3,791,200
     80,000  Invitrogen Corp.+ ............       5,536,000
    555,000  Medtronic Inc. ...............      28,277,250
    335,000  St. Jude Medical Inc.+ .......      12,060,000
    230,000  Stryker Corp. ................      10,260,300
    170,000  UnitedHealth Group Inc. ......      16,214,600
    280,000  Zimmer Holdings Inc.+ ........      21,786,800
                                               ------------
                                                157,264,750
                                               ------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 8.8%
    160,000  Affymetrix Inc.+ .............       6,854,400
    523,000  Amgen Inc.+ ..................      30,443,830
     30,000  Cephalon Inc.+ ...............       1,404,900
    210,000  Eli Lilly & Co. ..............      10,941,000
    240,000  Genentech Inc.+ ..............      13,586,400
    160,000  Genzyme Corp.+ ...............       9,158,400
    344,000  Johnson & Johnson ............      23,103,040
    712,500  Pfizer Inc. ..................      18,717,375
                                               ------------
                                                114,209,345
                                               ------------
             TOTAL HEALTH CARE ............     271,474,095
                                               ------------
             INDUSTRIAL -- 16.3%
    385,000  3M Co. .......................      32,990,650
    170,000  C.H. Robinson Worldwide Inc. .       8,760,100
    215,000  Caterpillar Inc. .............      19,659,600
    150,000  Deere & Co. ..................      10,069,500
    140,000  Expeditors International of
              Washington Inc. .............       7,497,000
    230,000  Fluor Corp. ..................      12,748,900
    148,500  General Dynamics Corp. .......      15,896,925
    200,000  Ingersoll-Rand Co. Ltd., Cl. A      15,930,000
    225,000  Iron Mountain Inc.+ ..........       6,489,000
    200,000  ITT Industries Inc. ..........      18,048,000
    210,000  L-3 Communications Holdings Inc.    14,914,200
    160,000  Rockwell Automation Inc. .....       9,062,400
    120,000  United Parcel Service Inc., Cl. B    8,728,800
    310,000  United Technologies Corp. ....      31,514,600
                                               ------------
             TOTAL INDUSTRIAL .............     212,309,675
                                               ------------
             INFORMATION TECHNOLOGY -- 15.0%
             COMMUNICATIONS EQUIPMENT -- 1.8%
    691,000  Cisco Systems Inc.+ ..........      12,361,990
     45,000  Harman International
               Industries Inc. ............       3,980,700
    206,000  QUALCOMM Inc. ................       7,549,900
                                               ------------
                                                 23,892,590
                                               ------------

THE GABELLI GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------

             COMMON STOCKS (CONTINUED)
             INFORMATION TECHNOLOGY (CONTINUED)
             COMPUTERS & PERIPHERAL -- 1.9%
    630,000  Dell Inc.+ ...................  $   24,204,600
                                             --------------
             SEMICONDUCTORS -- 6.8%
    330,000  Altera Corp.+ ................       6,527,400
    180,000  Analog Devices Inc. ..........       6,505,200
    430,000  Applied Materials Inc.+ ......       6,987,500
    840,000  Intel Corp. ..................      19,513,200
    165,000  KLA-Tencor Corp. .............       7,591,650
    530,000  Linear Technology Corp. ......      20,304,300
    275,000  Microchip Technology Inc. ....       7,152,750
    261,000  Texas Instruments Inc. .......       6,652,890
    240,000  Xilinx Inc. ..................       7,015,200
                                             --------------
                                                 88,250,090
                                             --------------
             SOFTWARE & SERVICES -- 4.5%
    115,000  Adobe Systems Inc. ...........       7,724,550
    300,000  CheckFree Corp.+ .............      12,228,000
    215,000  Electronic Arts Inc.+ ........      11,132,700
  1,160,000  Microsoft Corp. ..............      28,037,200
                                             --------------
                                                 59,122,450
                                             --------------
             TOTAL INFORMATION TECHNOLOGY .     195,469,730
                                             --------------
             MATERIALS -- 4.0%
    385,000  AK Steel Holding Corp.+ ......       4,258,100
    220,000  Alcoa Inc. ...................       6,685,800
    280,000  Allegheny Technologies Inc. ..       6,750,800
    250,000  Commercial Metals Co. ........       8,472,500
    225,000  Freeport-McMoRan Copper & Gold Inc.,
              Cl. B .......................       8,912,250
    405,000  Newmont Mining Corp. .........      17,111,250
                                             --------------
             TOTAL MATERIALS ..............      52,190,700
                                             --------------
             TELECOMMUNICATION SERVICES -- 0.6%
             WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
    275,000  Vodafone Group plc, ADR ......       7,304,000
                                             --------------
             TOTAL COMMON STOCKS ..........   1,275,179,459
                                             --------------


    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    --------                                       ------
             U.S. GOVERNMENT OBLIGATIONS -- 2.1%
$27,771,000  U.S. Treasury Bills,
              2.571% to 2.823%++,
              04/07/05 to 06/23/05 ........  $   27,709,598
                                             --------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $1,186,425,759) .......  $1,302,889,057
                                             ==============
------------------
              For Federal tax purposes:
              Aggregate cost ..............  $1,186,425,759
                                             ==============
              Gross unrealized appreciation  $  180,284,220
              Gross unrealized depreciation     (63,820,922)
                                             --------------
              Net unrealized appreciation
               (depreciation) .............  $  116,463,298
                                             ==============
------------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Growth Fund
            ---------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     May 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.